Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 135,152	$ 356,194	$ 206,656	$ 698,002
Australia | Government of Australia, Australian Taxation Office
Total	75,411			75,411
Australia | Government of Queensland, Central Highlands Regional Council
Total			8,914	8,914
Australia | Government of Queensland, CS Energy Limited
Total			12,492	12,492
Australia | Government of Queensland, Department of Environment and Science
Total			165	165
Australia | Government of Queensland, Department of Natural Resources Mines and Energy
Total			1,689	1,689
Australia | Government of Queensland, Gladstone Ports Corporation Limited
Total			27,801	27,801
Australia | Government of Queensland, Queensland Treasury
Total	3,617	$ 356,194	5,992	365,803
Australia | Government of Queensland, Resources Safety and Health Queensland
Total			2,292	2,292
Australia | Government of Queensland, Stanwell Corporation Limited
Total			143,458	143,458
Australia | Government of Queensland, Sunwater Limited
Total			2,729	2,729
Australia | Government of Queensland, Workcover Queensland
Total			585	585
United States | Government of the United States, Office of Surface Mining Reclamation and Enforcement
Total	603			603
United States | Government of the United States, U.S. Department of Labor
Total			$ 539	539
United States | Government of the United States, United States Treasury
Total	$ 55,521			$ 55,521